Note 5 - Employee Benefit Plans (Details Textual) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Location, Statement of Income, Balance [Axis]: us-gaap:NonoperatingIncomeExpense
Defined Benefit Plan Disclosure [Line Items]
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	$ 0.8	$ 0.8